Document and Entity Information Document	12 Months Ended
Sep. 30, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	RKT
Entity Registrant Name	Rock-Tenn CO
Entity Central Index Key	0000230498